Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income	¥ 230,840	¥ 95,943	¥ 139,347
Increase in accrued expenses	(8,673)	(16,413)	9,738
Deferred income taxes	¥ (9,826)	¥ (15,542)	(6,523)
Restatement Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income			139,347
Increase in accrued expenses			9,738
Deferred income taxes			(6,523)
Previously Reported
Condensed Cash Flow Statements, Captions [Line Items]
Consolidated net income			139,517
Increase in accrued expenses			9,491
Deferred income taxes			¥ (6,446)